Summary of accounting policies (Tables)	12 Months Ended
Mar. 31, 2013
Breakdown of office buildings, land, equipment and facilities

The following table presents a breakdown of Office buildings, land, equipment and facilities as of March 31, 2012 and 2013.

	Millions of yen
	March 31
	2012	2013
Land	¥594,146	¥93,800
Office buildings	235,995	104,320
Equipment and facilities	60,840	52,644
Software	141,069	161,469
Construction in progress	13,900	16,008

Total	¥1,045,950	¥428,241

Schedule of estimated useful lives for significant asset classes	The estimated useful lives for significant asset classes are as follows:

Office buildings	5 to 50 years
Equipment and facilities	2 to 20 years
Software	Up to 5 years